EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Obligation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
Retirement Pension Premium Plan and Executive Pension Plan Premium - El Salvador
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,023	2,927
Retirement Pension Premium Plan and Executive Pension Plan Premium - Guatemala
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,627	3,733
Defined benefit obligation at present value | Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 195,295	$ 176,816
Current service cost	20,632	18,427
Interest cost	18,157	17,338
Benefits paid	(22,004)	(18,889)
Net actuarial loss / (gain) due to changes in assumptions	1,046	(565)
Net actuarial loss / (gain) due to plan experience	(6,103)	24,238
Foreign currency translation effect	15,763	(22,070)
Defined obligation, unfunded as of December 31	$ 222,786	$ 195,295